Selling, general and administrative expense (Tables)	12 Months Ended
Dec. 31, 2021
Selling, general and administrative expense
Schedule of Selling, general and administrative expenses

Selling, general and administrative expenses consist of the following:

	Three months ended		Year ended
	December 31,		December 31,
	2021	2020	2021	2020
Selling, general and administrative expenses:
Salaries and benefits	$48,760	$33,469	$188,391	$104,252
Sales and marketing	10,234	9,057	41,841	23,272
Rent and occupancy	7,595	5,165	27,957	13,124
Travel	2,682	1,111	7,942	4,779
Professional fees	12,663	8,419	39,669	47,598
Office supplies and services	7,468	6,156	29,091	17,237
Other	10,855	4,912	35,215	17,012
Total selling, general and administrative expense	$100,257	$68,289	$370,106	$227,274